Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	2024 £m	2023 £m
Raw materials and consumables	1,361	1,594
Work in progress	2,683	2,449
Finished goods	1,625	1,455
	5,669	5,498